ACQUISITIONS, DIVESTITURES, AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule Of Business Combination, Recognized Asset Acquired and Liability Assumed	The following table summarizes the determination of the fair value of identifiable assets acquired and liabilities assumed that are included in the Consolidated Balance Sheet as of December 31, 2025:

Current assets	$274
Intangible assets	990
Other noncurrent assets	92
Current liabilities	(103)
Noncurrent liabilities	(224)
Net assets acquired	1,029
Goodwill	1,241
Purchase price	$2,270
The following table summarizes the fair value of identifiable assets acquired and liabilities assumed:

Current assets	$73
Intangible assets	894
Other noncurrent assets	82
Current liabilities	(100)
Noncurrent liabilities	(2)
Net assets acquired	947
Goodwill	896
Purchase price	$1,843
The following table summarizes the fair value of identifiable assets acquired and liabilities assumed:

Current assets	$314
Intangible assets	1,155
Other noncurrent assets	226
Current liabilities	(123)
Noncurrent liabilities	(119)
Net assets acquired	1,453
Goodwill	525
Purchase price	$1,978
The following table summarizes the fair value of identifiable assets acquired and liabilities assumed:

Current assets	$236
Intangible assets	1,959
Other noncurrent assets	43
Current liabilities	(158)
Noncurrent liabilities	(6)
Net assets acquired	2,074
Goodwill	2,924
Purchase price	$4,998

Schedule Of Disposal Groups, Including Discontinued Operations
The following table summarizes the assets and liabilities classified as held for sale in the Consolidated Balance Sheet as of December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
Assets held for sale
Accounts receivable	$489	$174
Inventories	394	197
Other current assets	47	29
Investments and long-term receivables	29	4
Property, plant and equipment—net	153	155
Goodwill	1,138	411
Other intangible assets—net	262	597
Deferred income taxes	136	—
Other assets	99	17
Valuation allowance on assets held for sale	(255)	(219)
Total Assets held for sale	$2,492	$1,365
Liabilities held for sale
Accounts payable	$532	$152
Accrued liabilities	484	110
Deferred income taxes	—	124
Other liabilities	182	22
Total Liabilities held for sale	$1,198	$408
The following table summarizes the key components of net income from discontinued operations:

	Years Ended December 31,
	2025	2024	2023
Product Sales	$3,007	$3,438	$3,428
Service Sales	237	343	225
Net Sales	3,244	3,781	3,653
Costs, expenses and other
Cost of products sold	1,972	2,210	2,137
Cost of services sold	183	266	216
Total Cost of products and services sold	2,155	2,476	2,353
Research and development expenses	78	82	81
Selling, general and administrative expenses	168	231	245
Interest and other financial charges	(5)	9	16
Other (income) expense	242	14	(10)
Income from discontinued operations before taxes	606	969	968
Tax expense	302	224	225
Net income from discontinued operations	304	745	743
The following table summarizes major classes of assets and liabilities of discontinued operations:

December 31, 2024
ASSETS
Cash and cash equivalents	$661
Accounts receivable	572
Inventories	558
Other current assets	70
Current assets of discontinued operations	1,861
Investments and long-term receivables	164
Property, plant and equipment—net	1,737
Goodwill	806
Other intangible assets—net	35
Other assets	428
Total assets of discontinued operations	$5,031
LIABILITIES
Accounts Payable	771
Current maturities of long-term debt	22
Accrued liabilities	293
Current liabilities of discontinued operations	1,086
Long-term debt	39
Deferred income taxes	206
Other liabilities	495
Total liabilities of discontinued operations	$1,826